Debt, Cash and Cash Equivalents - Summary of Changes in Financial Position (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Long-term debt	€ 14,241	€ 14,857
Short-term debt and current portion of long-term debt	4,694	4,174
Interest rate and currency derivatives used to manage debt	205	187
Total debt	19,140	19,218
Cash and cash equivalents	(7,993)	(12,736)	€ (6,899)	€ (10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	36	(45)
Net debt	11,183	6,437
Lease liabilities	€ 2,092	€ 2,181